Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [Abstract]
Schedule of trade and other receivables
	31/12/2017	31/12/2018
	US$’000	US$’000
Trade and other receivables
Trade receivables	3,600	3,890
Other receivables	1,014	780
Related party	11	–
	4,625	4,670

Schedule of movement in the allowance for impairment in respect of trade and other receivables
US$’000
Balance at 1 January 2016 under IAS 39	25
Charged during the year	5
Written off	(1)
Exchange differences	1
Balance at 31 December 2016 under IAS 39	30

Balance at 1 January 2017 under IAS 39	30
Exchange differences	(1)
Balance at 31 December 2017 under IAS 39	29

Balance at 1 January 2018 under IAS 39	29
Adjusted on initial application of IFRS 9	–
Charged during the year	60
Written off	(5)
Exchange differences	1
Balance at 31 December 2018 under IFRS 9	85

Schedule of analysis of the credit quality of trade and other receivables
	Gross carrying amount	Impairment loss allowance	Net carrying amount
	US$'000	US$'000	US$'000

Neither past due nor impaired	1,996	–	1,996
Past due but not impaired
- Less than 30 days	1,837	–	1,837
- 30 – 60 days	630	–	630
- 61– 90 days	–	–	–
- More than 90 days	192	(30)	162
	4,655	(30)	4,625

Schedule of exposure to credit risk and ECLs for trade and other receivables
	Weighted average loss rate	Gross carrying amount	Not credit impaired allowance	Credit impaired allowance	Net carrying amount
		US$'000	US$'000	US$'000	US$'000

Neither past due nor impaired	–	1,977	–	–	1,977
Past due but not impaired
- Less than 30 days	0.1%	1,529	–	(2)	1,527
- 30 – 60 days	2.4%	573	–	(14)	559
- 61– 90 days	18.9%	37	–	(7)	30
- More than 90 days	9.7%	639	–	(62)	577
		4,755	–	(85)	4,670